Trade and Other Receivables (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade and Other Receivables (Details) [Line Items]
Bad debt provision	$ 10,970,255	$ 1,090,066
Funding entity amount	$ 37,000	27,000
Percentage of financing charge	3.10%
Credit facility	$ 448,066	$ 569,068
Bottom of range [member]
Trade and Other Receivables (Details) [Line Items]
Total sale percentage	80.00%
Remaining sales, percentage	15.00%
Top of range [member]
Trade and Other Receivables (Details) [Line Items]
Total sale percentage	(85.00%)
Remaining sales, percentage	20.00%